Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noninterest income
Total OTTI losses recorded on equity securities	$ 352	$ 344	$ 453
Debt securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	17	205	207
Total OTTI recorded as part of gross realized losses	28	262	189
Total reversal of losses recognized in OCI as non-credit-related impairment	$ (11)	$ (57)	$ 18